Exhibit 99
Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	August 2016
Payment Date	9/15/2016
Transaction Month	8
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,144,164,174.83	45,966	57.9 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$228,900,000.00	0.68000%	February 15, 2017
Class A-2a Notes	$200,000,000.00	1.120%	December 15, 2018
Class A-2b Notes	$163,100,000.00	0.908%	December 15, 2018
Class A-3 Notes	$305,200,000.00	1.390%	July 15, 2020
Class A-4 Notes	$102,780,000.00	1.600%	June 15, 2021
Class B Notes	$31,580,000.00	1.940%	July 15, 2021
Class C Notes	$21,050,000.00	2.190%	July 15, 2022
Total	$1,052,610,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,259,209.50

Principal:
Principal Collections	$19,772,429.90
Prepayments in Full	$10,181,842.78
Liquidation Proceeds	$278,084.49
Recoveries	$1,057.46
Sub Total	$30,233,414.63
Collections	$32,492,624.13

Purchase Amounts:
Purchase Amounts Related to Principal	$49,904.00
Purchase Amounts Related to Interest	$120.35
Sub Total	$50,024.35

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$32,542,648.48

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	August 2016
Payment Date	9/15/2016
Transaction Month	8
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$32,542,648.48
Servicing Fee	$743,255.96	$743,255.96	$0.00	$0.00	$31,799,392.52
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$31,799,392.52
Interest - Class A-2a Notes	$172,389.14	$172,389.14	$0.00	$0.00	$31,627,003.38
Interest - Class A-2b Notes	$117,726.63	$117,726.63	$0.00	$0.00	$31,509,276.75
Interest - Class A-3 Notes	$353,523.33	$353,523.33	$0.00	$0.00	$31,155,753.42
Interest - Class A-4 Notes	$137,040.00	$137,040.00	$0.00	$0.00	$31,018,713.42
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$31,018,713.42
Interest - Class B Notes	$51,054.33	$51,054.33	$0.00	$0.00	$30,967,659.09
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$30,967,659.09
Interest - Class C Notes	$38,416.25	$38,416.25	$0.00	$0.00	$30,929,242.84
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$30,929,242.84
Regular Principal Payment	$32,383,850.02	$30,929,242.84	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$32,542,648.48

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$30,929,242.84
Total					$30,929,242.84

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$17,036,211.97	$85.18	$172,389.14	$0.86	$17,208,601.11	$86.04
Class A-2b Notes	$13,893,030.87	$85.18	$117,726.63	$0.72	$14,010,757.50	$85.90
Class A-3 Notes	$0.00	$0.00	$353,523.33	$1.16	$353,523.33	$1.16
Class A-4 Notes	$0.00	$0.00	$137,040.00	$1.33	$137,040.00	$1.33
Class B Notes	$0.00	$0.00	$51,054.33	$1.62	$51,054.33	$1.62
Class C Notes	$0.00	$0.00	$38,416.25	$1.83	$38,416.25	$1.83
Total	$30,929,242.84	$29.38	$870,149.68	$0.83	$31,799,392.52	$30.21

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	August 2016
Payment Date	9/15/2016
Transaction Month	8

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$184,702,651.90	0.9235133	$167,666,439.93	0.8383322
Class A-2b Notes	$150,625,012.63	0.9235133	$136,731,981.76	0.8383322
Class A-3 Notes	$305,200,000.00	1.0000000	$305,200,000.00	1.0000000
Class A-4 Notes	$102,780,000.00	1.0000000	$102,780,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$795,937,664.53	0.7561563	$765,008,421.69	0.7267729

Pool Information
Weighted Average APR	2.920%	2.906%
Weighted Average Remaining Term	51.87	51.03
Number of Receivables Outstanding	39,374	38,603
Pool Balance	$891,907,155.75	$861,407,612.65
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$819,727,968.12	$791,806,298.76
Pool Factor	0.7795273	0.7528706

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,720,820.87
Targeted Credit Enhancement Amount	$33,973,305.12
Yield Supplement Overcollateralization Amount	$69,601,313.89
Targeted Overcollateralization Amount	$97,853,798.14
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$96,399,190.96

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,720,820.87
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,720,820.87
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,720,820.87

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	August 2016
Payment Date	9/15/2016
Transaction Month	8
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		72	$217,281.93
(Recoveries)		13	$1,057.46
Net Loss for Current Collection Period			$216,224.47
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2909%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.1752%
Second Prior Collection Period			0.2662%
Prior Collection Period			0.4339%
Current Collection Period			0.2960%
Four Month Average (Current and Prior Three Collection Periods)			0.2928%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		681	$1,352,616.22
(Cumulative Recoveries)			$21,821.19
Cumulative Net Loss for All Collection Periods			$1,330,795.03
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1163%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,986.22
Average Net Loss for Receivables that have experienced a Realized Loss			$1,954.18

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.82%	273	$7,078,369.83
61-90 Days Delinquent	0.10%	28	$837,186.49
91-120 Days Delinquent	0.03%	6	$237,177.30
Over 120 Days Delinquent	0.03%	10	$276,262.90
Total Delinquent Receivables	0.98%	317	$8,428,996.52

Repossession Inventory:
Repossessed in the Current Collection Period		23	$594,074.02
Total Repossessed Inventory		33	$877,878.51

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1123%
Prior Collection Period			0.1194%
Current Collection Period			0.1140%
Three Month Average			0.1152%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month		Trigger
1-12		1.00%
13-24		1.75%
25-36		3.25%
37+		5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1568%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	August 2016
Payment Date	9/15/2016
Transaction Month	8

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer